UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

13453 El Presidio Trail

San Diego, CA 92130

(Address of principal executive offices)

 (Zip code)

James J. Wang

P.O. Box 130982

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: 858-481-4123

Date of fiscal year end: June 30

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Oceanstone Fund

DELL, INC.

Ticker Symbol:DELL	Cusip Number:24702R101
Record Date: 5/18/2012	Meeting Date: 7/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A) JAMES W. BREYER 1B) DONALD J. CARTY 1C) JANET F. CLARK 1D) LAURA CONIGLIARO 1E) MICHAEL S. DELL 1F) KENNETH M. DUBERSTEIN 1G) WILLIAM H. GRAY, III 1H) GERARD J. KLEISTERLEE 1I) KLAUS S. LUFT 1J) ALEX J. MANDL 1K) SHANTANU NARAYEN 1L) H. ROSS PEROT, JR.	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP AS DELL'S INDEPENDENT AUDITOR FOR FISCAL 2013	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF DELL'S COMPENSATION OF ITS NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT	For	Issuer	For	With
4	APPROVAL OF THE DELL INC. 2012 LONG-TERM INCENTIVE PLAN	For	Issuer	For	With

ITT EDUCATIONAL SERVICES, INC.

Ticker Symbol:ESI	Cusip Number:45068B109
Record Date: 3/8/2013	Meeting Date: 5/7/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. JOHN F. COZZI 1B: KEVIN M. MODANY 1C: THOMAS I. MORGAN	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP TO SERVE AS ITT EDUCATIONAL SERVICES, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2013.	For	Issuer	For	With
3	TO APPROVE THE ITT EDUCATIONAL SERVICES, INC. AMENDED AND RESTATED 2006 EQUITY COMPENSATION PLAN.	For	Issuer	For	With
4	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With

RITE AID CORPORATION

Ticker Symbol:RAD	Cusip Number:767754104
Record Date: 4/29/2013	Meeting Date: 6/20/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. JOHN T. STANDLEY 1B. JOSEPH B. ANDERSON, JR. 1C. BRUCE G. BODAKEN 1D. FRANCOIS J. COUTU 1E. DAVID R. JESSICK 1F. MICHAEL N. NEGAN 1G. MARCY SYMS	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY STATEMENT.	For	Issuer	For	With
4	CONSIDER A STOCKHOLDER PROPOSAL RELATING TO A POLICY REGARDING GROSS-UP PAYMENTS.	Against	Stockholder	Against	With
5	CONSIDER A STOCKHOLDER PROPOSAL RELATING TO THE RELATIONSHIPS OF THE DIRECTORS.	Against	Stockholder	Against	With

XINYUAN REAL ESTATE CO. LTD

Ticker Symbol:XIN	Cusip Number:98417P105
Record Date: 11/2/2012	Meeting Date: 11/30/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RATIFY BY THE PASSING OF AN ORDINARY RESOLUTION THE APPOINTMENT OF THE INDEPENDENT AUDITOR ERNST & YOUNG HUA MING FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By /s/James J. Wang

* James J. Wang

President and Treasurer

Date: July 31, 2013

*Print the name and title of each signing officer under his or her signature.